Pension and Post-Retirement and Post-Employment Benefits - Pension Plan Assets Measured and Recorded at Fair Value on Recurring Basis (Parenthetical) (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Purchase of investments payable excluded from fair value of pension plan assets	CAD 15
Sale of investments receivable excluded from fair value of pension plan assets	7
Interest and dividend receivable excluded from fair value of pension plan assets	27	CAD 27
Accruals for pension administration expense excluded from fair value of pension plan assets	CAD 9	CAD 18